Stockholders' Equity - Equity Awards Available For Grant (Parenthetical) (Detail) $ in Millions	12 Months Ended
Jan. 31, 2017 USD ($) shares
Equity awards available for grant
Stock repurchased, shares | shares	39,584
Stock repurchased, value | $	$ 0.1